Note 14 - Employee Benefits - ESOP Share Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares held by participants beginning of the year (in shares)	340,237	357,135	339,870
Shares allocated to participants (in shares)	24,317	24,317	24,317
Shares distributed to participants (in shares)	(18,457)	(41,215)	(7,052)
Shares held by participants end of year (in shares)	346,097	340,237	357,135
Unreleased shares beginning of the year (in shares)	231,112	255,429	279,746
Shares released during year (in shares)	(24,317)	(24,317)	(24,317)
Unreleased shares end of year (in shares)	206,795	231,112	255,429
Total ESOP shares end of year (in shares)	552,892	571,349	612,564
Fair value of unreleased shares at December 31	$ 4,344,763	$ 4,534,417	$ 4,878,694